Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 567	$ 141	$ 1,647	$ 141
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	1,097	1,257	3,235	2,811
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	871	1,040	2,878	3,097
Finance income	2,535	2,438	7,760	6,049
Finance expense [Abstract]
Finance expense on investments	(169)	(168)	(500)	(484)
Finance expense on lease liability	(12)	(16)	(38)	(50)
Finance expense	$ (181)	$ (184)	$ (538)	$ (534)